Significant Accounting Policies - Property and equipment, net, goodwill and impairment of long-lived assets (Details)	Dec. 31, 2025
Electronic equipment and computers | Minimum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Office furniture and equipment | Minimum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Office furniture and equipment | Maximum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	5 years